Lease liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Lease liabilities.
Schedule of lease liabilities

	June 30,
	2023	2022

	(In thousands of US Dollars)
Current
Lease liabilities	26	37
Non-current
Lease liabilities	28	56
	54	93

Schedule of future minimum lease payments

	June 30,
	2023	2022

	(In thousands of US Dollars)
Within one year	43	43
Later than one year but not later than 5 years	14	60
Total	57	103